Common Shares (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves, and Other Equity Interest [Abstract]
Schedule of changes in common shares issued and outstanding
Changes in the Company’s common shares issued and outstanding for the year ended December 31, 2020 were as follows:

	Number of shares	Amount
		$
Balance as at January 1, 2020 - Shares issued to the Orion Group as part of the RTO (a)(1)	327,717,520	75,880
Net parent investment movement to May 27, 2020	—	17,660
	327,717,520	93,540

Common shares deemed issued to the Company’s existing shareholders prior to the RTO (a)	33,282,236	21,737
Shares issued in consideration for the acquisition of the Bonikro Gold Stream (Note 6)	68,738,445	38,160
Shares issued in consideration for the acquisition of the Yamana Portfolio (Note 6)	66,500,000	37,786
Shares issued in consideration for the acquisition of the Troilus Gold Royalty (Note 10)	5,769,231	6,456
Shares issued in consideration for the acquisition of Valkyrie Royalty Inc. (Note 10)	7,399,970	8,906
Shares issued in consideration for the acquisition of Coral Gold Resources Ltd. (Note 10)	39,994,252	37,603
Shares issued in consideration for the acquisition of the Blackwater Gold Royalty (Note 10)	791,854	628
Shares issued in connection with the Financing (b)	14,777,778	9,652
Shared issued in settlement of restricted share units (Note 15)	457,838	366
Share issue expense, net of income taxes of $247,000 (b)(c)	—	(624)
Balance as at December 31, 2020	565,429,124	254,210
(1)Corresponds to the parent’s net investment at the time of the RTO Transaction due to the use of the continuity of interest method of accounting. For purposes of these financial statements, these shares are deemed to have been outstanding since January 1, 2019.

Schedule of warrants	The following table presents a summary of share purchase warrants outstanding:

	Number of Warrants	Amount	Weighted average exercise price
		$	CAD $
Warrants outstanding as at January 1, 2019 and December 31, 2019	—	—	—
Granted
Troilus Gold Royalty acquisition (Note 10)	2,884,616	209	1.75
Coral Gold Resources Ltd. acquisition (Note 10)	19,997,118	2,629	1.71
Warrants outstanding as at December 31, 2020	22,881,734	2,838	1.72